                        SEMIANNUAL REPORT / JUNE 30 2000

                             AIM FLOATING RATE FUND

                                 [COVER IMAGE]

                            [AIM LOGO APPEARS HERE]

                            --Registered Trademark--

                                [ COVER IMAGE ]

                      ------------------------------------

                SAILBOATS AROUND THE PENINSULA BY PETER SICKLES

         SAILBOATS GLIDE MAJESTICALLY ON A PLACID OCEAN ON THEIR WAY TO

            A FRIENDLY PORT. WHETHER THE ECONOMIC WATERS ARE CALM OR

           TURBULENT, AIM FLOATING RATE FUND ENDEAVORS TO BE A STABLE

           INVESTMENT VEHICLE FOR SHAREHOLDERS WHILE TRANSPORTING THEM

                        TO THEIR FINANCIAL DESTINATION.

                      ------------------------------------



AIM Floating Rate Fund is for shareholders who seek a high level of current income and preservation of capital consistent with investing in senior secured floating rate corporate loans and senior secured debt securities.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Floating Rate Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, performance reflects the maximum applicable early withdrawal charge. For Class B shares, the early withdrawal charge declines from 3% beginning at the time of purchase to 0% at the beginning of the fifth year. For Class C shares, the early withdrawal charge is 1% for the first year after purchase.
o On 4/3/00, the fund's existing shares were converted to Class B shares. The fund's Class C shares have been offered since 4/3/00. Because Class C shares have been offered for less than a year, the returns provided for Class C shares are cumulative total returns that have not yet been annualized.
o Including withdrawal charges, total return for Class B shares was -0.07% for the six months ended 6/30/00; total return for Class C shares was 0.43% from inception on 4/3/00 through 6/30/00.
o The 30-day distribution rate is calculated by dividing the annualized sum of the previous 30 days' declared dividends by the offering price per share on the last day of the period.
o The fund invests primarily in higher-yielding, lower-rated senior secured floating-rate corporate loans and other debt obligations that are subject to the risk of nonpayment of scheduled interest or principal payments, which may cause the fund's net asset value per share to decline. Prepayment of principal by borrowers may require the fund to replace its investment with a lower-yielding security that may adversely affect the fund's net asset value.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The London Interbank Offered Rate (LIBOR) is the interest rate the world's most creditworthy banks charge one another for large loans. It is used worldwide as a base interest rate for loans to major commercial and industrial corporations.
o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) represents the performance of the stock market.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                  YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                             AIM FLOATING RATE FUND

                      SEMIANNUAL REPORT/CHAIRMAN'S LETTER


                    Dear Fellow Shareholder:

                    When we started AIM in 1976, we had only a table, two chairs
    [PHOTO OF       and a telephone. At the time, Bob Graham, Gary Crum and I
    Charles T.      had the idea of creating a mutual fund company that put
      Bauer,        people first. Our slogan, "people are the product," means
   Chairman of      that people -- our employees and our investors -- are our
   the Board of     company.
     THE FUND          Almost a quarter-century later, we've grown to more than
   APPEARS HERE]    eight million investors, $176 billion in assets under
                    management and 53 retail funds. Over that time, the industry
    [PHOTO OF       as a whole has grown from $51 billion in assets to more than
     Robert H.      $7 trillion today. I never dreamed we would see such
      Graham        phenomenal growth. You are the main reason for our success,
   APPEARS HERE]    and I want you to know how much I appreciate your loyalty
                    and trust over the past 24 years.
                       Usually in this letter I review market activity during
                    the period covered by the report. This time, I'd just like to say thank you. I am retiring as chairman of the AIM Funds effective
September 30, and as chairman of AIM effective December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.
    I'm also very proud of our team of employees, now more than 2,500 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.
    Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.
    In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past six months and their outlook for the coming months. We trust you will find their comments helpful.
    If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.
    Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.



                             AIM FLOATING RATE FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


AIM FLOATING RATE FUND CONTINUES TO PROVIDE SOLID INCOME


FINANCIAL MARKETS WERE VOLATILE DURING THE FIRST HALF OF 2000. HOW DID AIM FLOATING RATE FUND PERFORM?
The fund, which invests primarily in senior secured floating-rate loans, provided solid income to shareholders during the six months ended June 30, 2000. At the close of the reporting period the fund's 30-day distribution rate was 8.35% for Class B shares and 8.33% for Class C shares. By comparison, the six-month London InterBank Offered Rate (LIBOR) was 7.00%.
    Net asset value per share declined somewhat during the reporting period, from $9.68 to $9.58. While the fund endeavors to maintain a relatively stable net asset value, floating-rate investments should not be confused with money market funds, and the fund's net asset value will not be as stable as that of a money market fund.
    During the reporting period, the fund's net assets increased from $440 million to $458 million.

WHAT WERE SOME OF THE MAJOR TRENDS IN U.S. EQUITY MARKETS?
Like a roller coaster, U.S. equity markets offered investors a thrilling ride for the first half of the year. Many technology stocks that had increased in price significantly last year fell sharply in March and April. Some non-tech stocks did likewise, particularly stocks that announced potential earnings shortfalls. The S&P 500, considered representative of the stock market as a whole, actually declined by 0.43% during the six-month reporting period. Much of the volatility was the result of the Federal Reserve Board (the Fed) repeatedly raising the key federal funds rate (the interest rate banks charge one another for overnight loans) -- increases that clearly unnerved investors. Over the last year the Fed has raised rates six times (for a cumulative increase of 1.75%) in an effort to contain inflation and cool off the economy.
    In response to this volatility, some investors sought safety by shifting from high-flying growth stocks to value stocks. Other investors simply moved to cash and waited to see whether the Fed would continue its year-long series of rate increases, waited to see where the economy was headed and waited to evaluate mid-year corporate earnings reports. This "wait-and-see" attitude caused the markets to drift for much of May and June.

WHAT WERE THE TRENDS IN THE BOND MARKETS?
Fed rate increases and a government buyback of long-term Treasury bonds affected the bond market during the first half of the year. The six rate increases imposed by the Fed over the last year adversely affected the bond markets as a whole. Long-term Treasuries, however, were among the best-performing sectors of the U.S. domestic bond market -- largely due to the Treasury Department's debt-buyback plan announced in January. Under the plan, the government announced its intention to repurchase long-term higher-interest federal debt held by the public. Investors, fearing that long bonds might become scarce, drove their prices higher.
    Interest-rate concerns caused most other sectors of the bond market to underperform. Yield spreads between long-term Treasuries and other bonds widened to become the widest in several years at the close of the reporting period. Lower-rated high-yield bonds in particular performed poorly as interest rates increased and the economy slowed.

HOW DID SENIOR SECURED FLOATING-RATE LOANS FARE IN THIS RISING INTEREST-RATE ENVIRONMENT?
Senior secured floating-rate loans tended to be more stable in value than many other types of investments. That's because interest rates on such loans, made by banks and other financial institutions to corporations, are periodically adjusted (usually every 30 to 60 days) to correspond with the underlying LIBOR contract. Also, their value tends to remain more stable than that of some other investments because of their senior status. That senior status means that in most instances, these loans carry the highest-priority claim on a borrower's assets and earnings. While past performance cannot guarantee

FUND VS. LIBOR

As of 6/30/00

================================================================================
FUND CLASS B SHARES, 30-DAY DISTRIBUTION RATE        8.35%

FUND CLASS C SHARES, 30-DAY DISTRIBUTION RATE        8.33%

6-MONTH LONDON INTERBANK OFFERED RATE                7.00%
================================================================================

RELATIVE PRICE STABILITY-CLASS B SHARES

5/1/97-6/30/00

================================================================================
5/1/97      10               4/98        10.01         9/99       9.75
6/97        10               5/98        10            12/99      9.68
7/97        10               6/98        10            3/00       9.63
8/97        10.01            7/98        10            6/00       9.58
9/97        10.01            8/98        10
10/97       10.02            9/98        9.89
11/97       10.02            10/98       9.85
12/97       10.02            11/98       9.82
1/98        10.02            12/98       9.84
2/98        10.02            3/99        9.83
3/98        10.01            6/99        9.82

There is no guarantee that the fund will maintain a constant net asset value. Investment return will vary, so you may have a gain or a loss when you sell shares. Past performance cannot guarantee comparable future results.
================================================================================

          See important fund and index disclosures inside front cover.

                             AIM FLOATING RATE FUND

                      SEMIANNUAL REPORT / MANAGER'S OVERVIEW


comparable future results, the default rate on such loans has historically been relatively low. Even in the event of a default, these loans are often backed by collateral such as property, equipment or patents that can be sold to meet debt obligations.

WHAT IS THE MAIN RISK ASSOCIATED WITH SENIOR SECURED FLOATING-RATE LOANS, AND HOW DO YOU ATTEMPT TO REDUCE THAT RISK?
Since most of these loans are below investment-grade quality (as measured by Standard & Poor's Corporation and Moody's Investors Service, two widely known credit-rating agencies), the primary risk is credit risk, i.e. a company being unable to repay its loan.
    We are very careful in selecting loans for the fund's portfolio. For each company represented in the portfolio, we evaluate management and examine the company's financial situation, its position within its industry and its business prospects. After this evaluation is completed, we analyze the loan to ascertain its value compared to similar types of investments and to determine how well it might trade in the market. If our overall assessment is favorable, we buy the loan.

HOW WAS THE FUND POSITIONED AT THE CLOSE OF THE REPORTING PERIOD?
A total of 111 holdings were represented in the fund's portfolio on June 30, 2000. Companies in the fund included:
o Stone Container, which produces corrugated containers, folding cartons and bag packaging. One of the world's largest recyclers of paper fiber, the company also owns 132,000 acres of timberland and wood-harvesting facilities in Canada.
o Allied Waste Industries, the nation's second-largest waste-hauler, picks up garbage from 9.9 million residential, commercial and industrial customers in 46 states. Allied is in the midst of a corporate reorganization, selling some non-core holdings and seeking companies that fit into its strategic growth plan.
o AMFM, the largest U.S. radio-station owner, operates more than 450 stations in about 100 markets. Its stations reach nearly 60 million listeners. The company has agreed to be acquired by Clear Channel Communications (not a fund holding).

WHAT IS YOUR OUTLOOK?
We expect the stock and bond markets to remain somewhat unpredictable going forward -- at least until the direction of interest rates and the economy as a whole can be discerned. Stock and bond markets hate uncertainty, of which there appears to be plenty at present. Will the Fed continue raising rates, or will it end its year-long string of increases? Will the economy make a "soft landing," or will it lurch into a recession?
    It's been an interesting first half of the year. Stocks, as measured by the S&P 500, are basically flat for the year -- after running up significantly in January and February, and then falling sharply in March and April. With the exception of long-term Treasury bonds, most fixed-income securities have underperformed as a result of rising interest rates. In such an environment, we would expect senior secured floating-rate loans to be more stable in price than some other types of investments because of their adjustable interest rates. Investors desiring relative price stability and a steady source of income may find senior secured floating-rate loans an attractive investment option.


SHAREHOLDERS APPROVE FUND REORGANIZATION

Prior to this year, AIM Floating Rate Fund offered just one class of shares that could be tendered only when the fund's board of directors voted to authorize a tender offer. In February, shareholders approved a fund reorganization allowing for, among other things:

o regular quarterly tender offers ALLOWING, BUT NOT REQUIRING, shareholders to redeem their shares
o the conversion of existing shares to Class B shares, and the offering (beginning on April 3) of Class C shares
o   the reorganization of the fund as a Delaware trust

    These changes to the fund became effective April 3. THE NEXT UPCOMING TENDER OFFER WILL BE OCTOBER 27- NOVEMBER 17. During that three-week period, shareholders may tender their shares, but are under no obligation to do so.


PORTFOLIO COMPOSITION

As of 6/30/00, based on total net assets

===================================================================================================================================
TOP 10 ISSUERS                                                     TOP 10 INDUSTRIES
-----------------------------------------------------------------------------------------------------------------------------------
  1. Stone Container Corp.               2.56%                      1. Broadcasting (Television,                       7.85%
                                                                        Radio & Cable)
  2. Allied Waste Industries             2.04                       2. Containers and Packaging                        5.22
  3. Huntsman                            1.95                       3. Lodging                                         5.14
  4. AMFM Operating Inc.                 1.74                       4. Publishing                                      5.02
  5. Graham Packaging                    1.69                       6. Telephone Systems                               4.67
  6. Huntsman ICI Chemicals              1.63                       5. Consumer Services                               3.64
  7. VoiceStream PCS                     1.61                       7. Chemicals (Commodity)                           3.58
  8. Ferrellgas, L.P.                    1.52                       8. Office Equipment and Supplies                   3.33
  9. Coinmach                            1.49                       9. Pollution Control (Waste Management)            3.22
 10. Sovereign Bancorp, Inc.             1.37                      10. Auto Parts and Equipment                        2.97

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
===================================================================================================================================

          See important fund and index disclosures inside front cover.

                             AIM FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                               MOODY'S   PRINCIPAL       MARKET
                               RATING      AMOUNT        VALUE
SENIOR SECURED FLOATING RATE
  INTERESTS-94.24%(a)(b)

ADVERTISING-1.09%

Big Flower Press Holdings Co.
  Term Loan B due 12/07/08      B1       $4,991,667   $  4,991,667
------------------------------------------------------------------

AEROSPACE & DEFENSE-1.60%

Titan Corp. (The)
  Term Loan B due 02/23/07      Ba3       2,493,750      2,499,984
------------------------------------------------------------------
Transtar Metals, Inc.
  Term Loan B due 12/31/05      NR        4,973,214      4,824,018
------------------------------------------------------------------
                                                         7,324,002
------------------------------------------------------------------

APPAREL & TEXTILE MANUFACTURING-1.07%

Glenoit Corp.
  Term Loan B due 06/30/04      Caa1      4,917,456      4,899,016
------------------------------------------------------------------

AUTOMOBILE PARTS & EQUIPMENT-2.97%

Avis Group Holdings, Inc.
  Term Loan B due 06/30/06      Ba3       2,496,667      2,499,008
------------------------------------------------------------------
  Term Loan C due 06/30/07      Ba3       2,496,667      2,499,008
------------------------------------------------------------------
Foamex, L.P.
  Term Loan D due 12/31/06      B3        3,702,759      3,605,561
------------------------------------------------------------------
Joan Fabrics Corp.
  Term Loan B due 06/30/05      NR        1,328,204      1,323,224
------------------------------------------------------------------
  Term Loan C due 06/30/06      NR          688,086        685,506
------------------------------------------------------------------
Tenneco Inc.
  Term Loan B due 09/30/07      Ba3       1,500,000      1,504,500
------------------------------------------------------------------
  Term Loan C due 03/30/08      Ba3       1,500,000      1,504,500
------------------------------------------------------------------
                                                        13,621,307
------------------------------------------------------------------

BEVERAGES-1.08%

Vitality Foodservice, Inc.
  Term Loan B due 10/26/06      B1        4,975,000      4,950,125
------------------------------------------------------------------

BUILDING MATERIALS-1.76%

Atrium Co.
  Term Loan B due 06/30/05      B1        1,343,333      1,343,333
------------------------------------------------------------------
  Term Loan C due 06/30/06      B1        1,928,611      1,928,611
------------------------------------------------------------------
Trussway Holdings, Inc.
  Term Loan B due 12/31/06      B1        4,987,500      4,812,938
------------------------------------------------------------------
                                                         8,084,882
------------------------------------------------------------------

CASINOS-1.90%

Aladdin Gaming, L.L.C.
  Term Loan B due 08/26/06      B2          277,778        268,056
------------------------------------------------------------------
  Term Loan C due 02/26/08      B2        2,222,222      2,144,444
------------------------------------------------------------------
Horseshoe Gaming Holding
  Corp.
  Term Loan B due 03/17/06      Ba2       2,976,000      2,983,440
------------------------------------------------------------------

                               MOODY'S   PRINCIPAL       MARKET
                               RATING      AMOUNT        VALUE
CASINOS-(CONTINUED)

Resort at Summerlin L.P.
  Term Loan A due 03/31/04      B3       $3,660,000   $  3,294,000
------------------------------------------------------------------
                                                         8,689,940
------------------------------------------------------------------

CHEMICALS-COMMODITY-3.58%

Huntsman Corp.
  Term Loan B due 06/30/04      Ba2       3,442,437      3,438,134
------------------------------------------------------------------
  Term Loan C due 12/31/05      Ba2       5,500,000      5,500,000
------------------------------------------------------------------
Lyondell Chemical Co.
  Term Loan B due 06/30/05      Ba3       2,060,758      2,081,366
------------------------------------------------------------------
  Term Loan E due 05/20/06      Ba3       1,960,113      2,015,067
------------------------------------------------------------------
Sterling Pulp Chemicals
  (SASK) Ltd.
  Term Loan B due 06/30/05      B2        3,413,572      3,379,436
------------------------------------------------------------------
                                                        16,414,003
------------------------------------------------------------------

CHEMICALS-SPECIALTY-1.63%

Huntsman ICI Chemicals LLC
  Term Loan B due 06/30/07      Ba3       3,712,500      3,735,703
------------------------------------------------------------------
  Term Loan C due 06/30/08      Ba3       3,712,500      3,735,703
------------------------------------------------------------------
                                                         7,471,406
------------------------------------------------------------------

COAL-0.00%

Centennial Resources(c)(d)
  Term Loan A due 03/31/02      Caa1        850,000             --
------------------------------------------------------------------
  Term Loan B due 03/31/04      Caa1      1,966,666             --
------------------------------------------------------------------
                                                                 0
------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY-0.44%

Crown Castle Operating Co.
  Term Loan B due 03/15/08      Ba3       2,000,000      2,004,376
------------------------------------------------------------------

COMPUTERS-0.70%

GENICOM Corp.(c)(d)
  Term Loan due 09/05/02        NR          360,830        357,201
------------------------------------------------------------------
  Term Loan B due 09/05/04      NR        4,781,250      2,868,750
------------------------------------------------------------------
                                                         3,225,951
------------------------------------------------------------------

CONSUMER SERVICES-3.64%

Bally Total Fitness Holding
  Corp.
  Term Loan B due 11/04/04      B1        4,983,333      4,952,187
------------------------------------------------------------------
Coinmach Corp.
  Term Loan B due 06/30/05      NR        6,827,764      6,810,694
------------------------------------------------------------------
Jostens, Inc.
  Term Loan B due 05/31/08      B1        2,000,000      2,004,584
------------------------------------------------------------------
Rose Hills
  Term Loan due 11/01/03        B2        2,937,500      2,908,125
------------------------------------------------------------------
                                                        16,675,590
------------------------------------------------------------------

                               MOODY'S   PRINCIPAL       MARKET
                               RATING      AMOUNT        VALUE
CONTAINERS & PACKAGING-5.22%

Graham Packaging Co. L.P.
  Term Loan B due 01/31/06      B1       $2,418,409   $  2,416,682
------------------------------------------------------------------
  Term Loan C due 01/31/07      B1        2,003,824      2,003,407
------------------------------------------------------------------
  Term Loan D due 01/31/07      B1        3,324,375      3,322,712
------------------------------------------------------------------
Kerr Group, Inc.
  Term Loan B due 03/31/06      NR        1,995,000      1,990,013
------------------------------------------------------------------
Packaging Dynamics, LLC
  Term Loan B due 11/13/05      NR        2,464,792      2,464,792
------------------------------------------------------------------
Stone Container Corp.
  Term Loan C due 10/01/03      Ba3       6,713,090      6,726,516
------------------------------------------------------------------
  Term Loan F due 12/31/05      Ba3       1,880,000      1,880,940
------------------------------------------------------------------
  Term Loan G due 12/31/06      Ba3       1,480,000      1,479,630
------------------------------------------------------------------
  Term Loan H due 12/31/06      Ba3       1,640,000      1,639,590
------------------------------------------------------------------
                                                        23,924,282
------------------------------------------------------------------

COSMETICS-PERSONAL CARE-0.52%

American Safety Razor Co.
  Term Loan B due 02/05/05      B1        2,363,140      2,365,108
------------------------------------------------------------------

ELECTRICAL COMPONENTS &
  EQUIPMENT-2.52%

Amkor Technology, Inc.
  Term Loan B due 10/21/05      Ba2       3,000,000      3,016,251
------------------------------------------------------------------
Chatham Technologies, Inc.
  Term Loan due 09/19/03        B1        3,393,277      3,291,479
------------------------------------------------------------------
Electro Mechanical Solutions,
  Inc.(d)
  Term Loan B due 06/30/04      NR        2,809,448      2,528,503
------------------------------------------------------------------
  Term Loan C due 11/30/04      NR        3,020,168      2,718,151
------------------------------------------------------------------
                                                        11,554,384
------------------------------------------------------------------

ENTERTAINMENT-1.09%

DreamWorks LLC
  Term Loan A due 01/15/09      Baa3      5,000,000      4,975,000
------------------------------------------------------------------

FACTORY EQUIPMENT-1.35%

Formax, Inc.
  Term Loan B due 09/30/05      NR        6,327,028      6,168,852
------------------------------------------------------------------

FINANCIAL SERVICES/DIVERSIFIED-2.51%

Bridge Information Systems,
  Inc.
  Term Loan B due 05/29/05      NR        3,725,722      3,250,693
------------------------------------------------------------------
Data Transmission Network,
  LLC
  Term Loan B due 12/31/06      B1        2,000,000      1,990,000
------------------------------------------------------------------
Sovereign Bancorp, Inc.
  Term Loan due 06/30/03        Ba3       6,250,000      6,276,044
------------------------------------------------------------------
                                                        11,516,737
------------------------------------------------------------------

FOOD-1.44%

American Seafoods Group LLC
  Term Loan B due 01/14/06      Ba3       3,000,000      2,992,500
------------------------------------------------------------------
Aurora Foods Inc.
  Term Loan B due 06/30/07      B2          992,500        886,633
------------------------------------------------------------------
New World Pasta Co.
  Term Loan B due 01/31/06      B1        1,764,333      1,733,457
------------------------------------------------------------------

                               MOODY'S   PRINCIPAL       MARKET
                               RATING      AMOUNT        VALUE
FOOD-(CONTINUED)

Tabletop (Merisant Co.)
  Term Loan B due 03/31/07      Ba3      $  996,544   $  1,001,241
------------------------------------------------------------------
                                                         6,613,831
------------------------------------------------------------------

HEALTH CARE PROVIDERS-2.27%

Caremark RX, Inc.
  Term Loan B due 06/08/01      B1          777,668        753,041
------------------------------------------------------------------
Community Health Systems,
  Inc.
  Term Loan D due 12/30/05      B1        4,845,356      4,809,016
------------------------------------------------------------------
Genesis Health Ventures, Inc.
  Term Loan B due 09/30/04      Caa2      1,191,410        753,567
------------------------------------------------------------------
  Term Loan C due 06/01/05      Caa2      1,185,567        749,871
------------------------------------------------------------------
Mariner Post-Acute Network,
  Inc.(c)(d)
  Term Loan B due 03/31/05      Caa2      2,351,181      1,175,591
------------------------------------------------------------------
  Term Loan C due 03/31/06      Caa2      2,351,181      1,175,591
------------------------------------------------------------------
Multicare Companies, Inc.(c)
  Term Loan B due 09/30/04      Caa3      1,152,823        729,161
------------------------------------------------------------------
  Term Loan C due 06/01/05      Caa3        382,309        241,810
------------------------------------------------------------------
                                                        10,387,648
------------------------------------------------------------------

HEAVY CONSTRUCTION-1.12%

Terex Corp.
  Term Loan B due 03/02/05      Ba3       4,049,045      4,046,214
------------------------------------------------------------------
  Term Loan C due 03/06/06      Ba3       1,090,788      1,090,788
------------------------------------------------------------------
                                                         5,137,002
------------------------------------------------------------------

HOME CONSTRUCTION-1.09%

Lennar Corp.
  Term Loan B due 05/03/07      Ba1       5,000,000      5,012,500
------------------------------------------------------------------

HOUSEHOLD FURNISHINGS-APPLIANCES-1.81%

Imperial Home Decor Group, Inc.
  (The)(c)(d)
  Term Loan A due 03/12/03      B1        1,406,532      1,195,552
------------------------------------------------------------------
  Term Loan due 03/12/04        B1          914,263        777,123
------------------------------------------------------------------
  Term Loan B due 03/12/05      B1        1,909,230      1,622,845
------------------------------------------------------------------
  Term Loan C due 03/12/06      B1          746,184        634,256
------------------------------------------------------------------
Rent-A-Center
  Term Loan B due 02/05/06      Ba3       1,843,812      1,835,171
------------------------------------------------------------------
  Term Loan C due 02/05/07      Ba3       2,256,613      2,248,857
------------------------------------------------------------------
                                                         8,313,804
------------------------------------------------------------------

HOUSEHOLD PRODUCTS-2.14%

Boyds Collection, Ltd. (The)
  Term Loan B due 04/01/06      Ba3         772,222        767,396
------------------------------------------------------------------
Paint Sundry Brands Corp.
  Term Loan B due 08/11/05      NR        1,659,544      1,659,544
------------------------------------------------------------------
  Term Loan C due 08/11/06      NR        1,535,038      1,535,038
------------------------------------------------------------------
United Industries Co.
  Loan B due 03/24/06           B1        5,895,000      5,828,681
------------------------------------------------------------------
                                                         9,790,659
------------------------------------------------------------------

                               MOODY'S   PRINCIPAL       MARKET
                               RATING      AMOUNT        VALUE
INDUSTRIAL & COMMERCIAL SERVICES-2.58%

Century Maintenance Supply,
  Inc.
  Term Loan B due 07/08/05      NR       $4,900,000   $  4,875,500
------------------------------------------------------------------
Ferrellgas, L.P.
  Term Loan C due 06/17/06      NR        7,000,000      6,965,000
------------------------------------------------------------------
                                                        11,840,500
------------------------------------------------------------------

INDUSTRIAL-DIVERSIFIED-2.15%

Goss Graphic Systems, Inc.
  Term Loan due 01/29/03        B3        3,000,000      2,295,000
------------------------------------------------------------------
Mueller Group, Inc.
  Term Loan B due 08/16/06      B1          990,000        992,062
------------------------------------------------------------------
  Term Loan C due 08/16/07      B1          990,000        992,062
------------------------------------------------------------------
  Term Loan D due 08/12/07      B1        1,995,000      2,003,728
------------------------------------------------------------------
Thermadyne Holdings Corp.
  Term Loan B due 05/22/05      B1        1,912,842      1,798,071
------------------------------------------------------------------
  Term Loan C due 05/22/06      B1        1,912,842      1,798,071
------------------------------------------------------------------
                                                         9,878,994
------------------------------------------------------------------

LODGING-5.14%

Allegro Resorts Corp.
  Term Loan B due 02/11/05      NR        5,000,000      4,800,000
------------------------------------------------------------------
Extended Stay America, Inc.
  Term Loan B due 12/31/03      Ba3       4,950,000      4,940,719
------------------------------------------------------------------
Interval International Corp.
  Term Loan B due 12/16/05      NR        2,018,220      2,005,606
------------------------------------------------------------------
  Term Loan C due 12/15/06      NR        2,018,220      2,005,606
------------------------------------------------------------------
Strategic Hotel Capital
  Funding, LLC
  Term Loan B due 11/16/04      Ba3       4,975,000      4,981,219
------------------------------------------------------------------
Wyndham International, Inc.
  Term Loan B due 06/30/06      B1        5,000,000      4,837,500
------------------------------------------------------------------
                                                        23,570,650
------------------------------------------------------------------

MEDIA-BROADCASTING-7.85%

Adelphia (Century Cable Holdings, LLC)
  Term Loan B due 06/30/09      Ba2       5,500,000      5,518,909
------------------------------------------------------------------
AMFM Operating Inc.
  Term Loan A due 11/30/01      Ba1       8,000,000      7,982,504
------------------------------------------------------------------
CC Michigan, LLC & CC New
  England, LLC
  Term Note B due 11/15/08      Ba3       3,200,000      3,200,000
------------------------------------------------------------------
Charter Communications
  Operating
  Term Loan B due 03/18/08      Ba3       5,000,000      4,964,380
------------------------------------------------------------------
ComCorp Broadcasting, Inc.
  Term Loan B due 06/30/07      NR        2,230,780      2,208,472
------------------------------------------------------------------
Mediacom LLC
  Term Loan B due 09/30/08      Ba3       2,500,000      2,493,750
------------------------------------------------------------------
RCN Corp.
  Term Loan B due 06/03/07      B1        2,400,000      2,400,000
------------------------------------------------------------------
Satellite Mexicanos, S.A. de
  C.V.
  Term Loan due 06/30/04        B1        3,000,000      2,970,000
------------------------------------------------------------------
White Knight Broadcasting,
  Inc.
  Term Loan B due 06/30/07      NR        2,275,000      2,263,625
------------------------------------------------------------------

                               MOODY'S   PRINCIPAL       MARKET
                               RATING      AMOUNT        VALUE
MEDIA-BROADCASTING-(CONTINUED)

Young Broadcasting Inc.
  Term Loan B due 12/31/06      Ba2      $2,000,000   $  2,009,500
------------------------------------------------------------------
                                                        36,011,140
------------------------------------------------------------------

MEDIA-PUBLISHING-5.02%

American Media, Inc.
  Term Loan B due 05/07/05      Ba3       1,000,000      1,000,000
------------------------------------------------------------------
  Term Loan B due 05/07/07      Ba3       4,000,000      4,000,000
------------------------------------------------------------------
Enterprise Publishing Co.
  Term Loan due 06/30/05        NR        4,616,368      4,616,368
------------------------------------------------------------------
Hollinger International Inc.
  Term Loan due 12/30/04        Ba1       5,000,000      5,012,500
------------------------------------------------------------------
21st Century Newspapers, Inc.
  Term Loan B due 09/15/05      NR        4,887,500      4,875,281
------------------------------------------------------------------
Ziff Davis Media Inc.
  Term Loan B due 03/31/07      Ba3       3,500,000      3,506,563
------------------------------------------------------------------
                                                        23,010,712
------------------------------------------------------------------

MEDICAL & BIOTECHNOLOGY-1.09%

Quest Diagnostics Inc.
  Term Loan B due 06/15/06      Ba3       2,593,387      2,604,733
------------------------------------------------------------------
  Term Loan C due 06/15/06      Ba3       2,393,905      2,404,378
------------------------------------------------------------------
                                                         5,009,111
------------------------------------------------------------------

MEDICAL SUPPLIES-1.49%

Dade Behring, Inc.
  Term Loan B due 06/30/06      Ba3       1,926,385      1,830,066
------------------------------------------------------------------
  Term Loan C due 06/30/07      Ba3       1,926,385      1,830,066
------------------------------------------------------------------
Stryker Corp.
  Term Loan C due 12/14/06      Ba2       3,162,114      3,170,677
------------------------------------------------------------------
                                                         6,830,809
------------------------------------------------------------------

OFFICE EQUIPMENT-3.33%

Buhrmann N.V.
  Term Loan B due 10/26/07      Ba3       4,777,074      4,789,017
------------------------------------------------------------------
EMED Co., Inc.
  Term Loan B due 07/21/06      NR        3,960,000      3,920,400
------------------------------------------------------------------
Identity Group
  Term Loan B due 05/11/07      NR        4,962,500      4,218,125
------------------------------------------------------------------
20th Century Plastics
  Term Loan B due 10/05/05      NR        1,290,112      1,238,508
------------------------------------------------------------------
  Term Loan C due 10/06/05      NR        1,130,761      1,085,531
------------------------------------------------------------------
                                                        15,251,581
------------------------------------------------------------------

PAPER PRODUCTS-0.54%

Pacifica Papers Inc.
  Term Loan B due 03/11/06      Ba2       2,475,000      2,481,188
------------------------------------------------------------------

PHARMACEUTICALS-1.45%

Endo Pharmaceuticals, Inc.
  Term Loan B due 06/30/04      B1        2,370,005      2,334,455
------------------------------------------------------------------
Leiner Health Products Group,
  Inc.
  Term Loan C due 12/30/05      Ba3       4,383,620      4,295,947
------------------------------------------------------------------
                                                         6,630,402
------------------------------------------------------------------

                               MOODY'S   PRINCIPAL       MARKET
                               RATING      AMOUNT        VALUE
POLLUTION CONTROL-WASTE
  MANAGEMENT-3.22%

Allied Waste Industries, Inc.
  Term Loan B due 08/02/06      Ba3      $4,545,454   $  4,259,232
------------------------------------------------------------------
  Term Loan C due 08/02/06      Ba3       5,454,546      5,111,078
------------------------------------------------------------------
Safety-Kleen Corp(c)(d)
  Term Loan B due 04/03/05      Caa1      3,587,235      2,690,426
------------------------------------------------------------------
  Term Loan C due 04/03/06      Caa1      3,587,235      2,690,426
------------------------------------------------------------------
                                                        14,751,162
------------------------------------------------------------------

RAILROADS-1.98%

RailAmerica, Inc.
  Term Loan B due 02/04/07      Ba3         995,000        999,043
------------------------------------------------------------------
Railworks Corp.
  Term Loan B due 10/20/06      B1        2,000,000      1,995,000
------------------------------------------------------------------
TFM, S.A. de C.V.
  Term Loan A due 06/23/02      Ba3       2,541,176      2,531,647
------------------------------------------------------------------
  Term Loan B due 12/23/02      Ba3       3,564,000      3,559,545
------------------------------------------------------------------
                                                         9,085,235
------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST-2.25%

Pebble Beach Co.
  Term Loan B due 07/30/06      B1        1,869,091      1,874,543
------------------------------------------------------------------
RCPI Trust
  Term Loan due 12/31/00        NR        3,390,802      3,404,255
------------------------------------------------------------------
Starwood Hotels & Resorts
  Worldwide, Inc.
  Term Loan due 02/23/03        Ba1       4,994,760      5,014,585
------------------------------------------------------------------
                                                        10,293,383
------------------------------------------------------------------

RECREATION-ENTERTAINMENT-0.43%

ClubCorp., Inc.
  Term Loan B due 03/20/07      Ba3       1,995,000      1,995,000
------------------------------------------------------------------

RECREATION-OTHER-0.39%

KSL Recreation Group Inc.
  Revolving Credit due
    04/30/04                    Ba3       4,040,816        403,200
------------------------------------------------------------------
  Term Loan A due 04/30/05      Ba3         692,857        686,795
------------------------------------------------------------------
  Term Loan B due 04/30/06      Ba3         692,857        686,795
------------------------------------------------------------------
                                                         1,776,790
------------------------------------------------------------------

RESTAURANTS-1.04%

AFC Enterprises, Inc.
  Term Loan B due 06/30/04      Ba3       4,784,127      4,790,107
------------------------------------------------------------------

RETAILERS-BROADLINE-1.08%

Petco Animal Supplies, Inc.
  Term Loan B due 04/29/06      B2        4,962,500      4,960,019
------------------------------------------------------------------

RETAILERS-DRUG BASED-1.08%

Duane Reade Inc.
  Term Loan B due 02/15/03      B1        4,398,750      4,393,252
------------------------------------------------------------------
  Term Loan C due 02/15/06      B1          552,665        552,204
------------------------------------------------------------------
                                                         4,945,456
------------------------------------------------------------------

                               MOODY'S   PRINCIPAL       MARKET
                               RATING      AMOUNT        VALUE
SERVICES (COMPUTER SYSTEMS)-0.31%

DecisionOne Holdings Corp.(d)
  Term Loan B due 08/06/05      NR       $1,408,703   $  1,408,703
------------------------------------------------------------------

SEMICONDUCTOR & RELATED-1.10%

Semiconductor Components
  Group
  Term Loan B due 08/06/06      Ba3       2,407,407      2,431,481
------------------------------------------------------------------
  Term Loan C due 08/06/07      Ba3       2,592,593      2,618,519
------------------------------------------------------------------
                                                         5,050,000
------------------------------------------------------------------

SOFTWARE & PROCESSING-0.43%

Merrill Corp.
  Term Loan B due 11/15/07      B1        1,990,000      1,991,658
------------------------------------------------------------------

STEEL-0.65%

Neenah Foundry Co.
  Term Loan B due 09/30/05      B1        3,000,000      2,990,001
------------------------------------------------------------------

TELEPHONE SYSTEMS-4.67%

Centennial Cellular Corp.
  Term Loan B due 05/31/07      B1        2,992,435      2,999,916
------------------------------------------------------------------
Nextel Communications Inc.
  Term Loan B due 06/30/08      Ba2       3,000,000      3,013,125
------------------------------------------------------------------
  Term Loan C due 12/31/08      Ba2       3,000,000      3,013,125
------------------------------------------------------------------
Tritel Holding Corp.
  Term Loan B due 03/31/08      B2        5,000,000      5,005,000
------------------------------------------------------------------
VoiceStream PCS
  Term Loan B due 06/30/07      B1        7,500,000      7,403,910
------------------------------------------------------------------
                                                        21,435,076
------------------------------------------------------------------

TEXTILES-SPECIALTY-0.43%

Polymer Group, Inc.
  Term Loan C due 12/31/06      Ba3       2,000,000      1,992,500
------------------------------------------------------------------
  Total Senior Secured
    Floating Rate Interests
    (Cost $445,778,427)                                432,092,249
------------------------------------------------------------------

                               MATURITY
COMMERCIAL PAPER-3.38%

Fort James Corp.
  6.95%                        07/07/00    7,100,000      7,094,517
-------------------------------------------------------------------
Safeway Inc.
  7.15%                        07/05/00    4,400,000      4,398,252
-------------------------------------------------------------------
Texas Utilities Co.
  7.00%                        07/07/00    4,000,000      3,996,889
-------------------------------------------------------------------
    Total Commercial Paper
      (Cost $15,489,658)                                 15,489,658
-------------------------------------------------------------------

                                           SHARES
COMMON STOCKS-0.05%

SERVICES (COMPUTER SYSTEMS)-0.05%

DecisionOne Holdings
  Corp.(d)(e) (Cost
  $1,538,797)                                37,286        222,000
------------------------------------------------------------------

                                                         MARKET
                                           SHARES        VALUE
MONEY MARKET FUNDS-1.15%

STIC Liquid Assets
  Portfolio(f)                            2,638,581      2,638,581
------------------------------------------------------------------
STIC Prime Portfolio(f)                   2,638,581      2,638,581
------------------------------------------------------------------
    Total Money Market Funds
      (Cost $5,277,162)                                  5,277,162
------------------------------------------------------------------
TOTAL INVESTMENTS-98.82%
  (Cost $468,084,044)                                  453,081,069
------------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.18%                                      5,406,176
------------------------------------------------------------------
NET ASSETS-100%                                       $458,487,245
==================================================================

Abbreviations:

NR - Not Rated

Notes to Schedule of Investments:

(a) Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank. Senior secured floating rate interests are, at present, not readily marketable and may be subject to restrictions on resale.
(b) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have a expected average life of three to five years.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) Non-income producing security received as a result of bankruptcy proceedings.
(f) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost
  $468,084,044)                              $453,081,069
---------------------------------------------------------
Receivables for:
  Fund shares sold                              4,176,531
---------------------------------------------------------
  Dividends and interest                        3,674,835
---------------------------------------------------------
Unamortized organizational costs                   77,842
---------------------------------------------------------
    Total assets                              461,010,277
---------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                            9,913
---------------------------------------------------------
  Deferred facility fees                          272,522
---------------------------------------------------------
  Dividends                                     1,469,833
---------------------------------------------------------
Accrued advisory fees                             382,869
---------------------------------------------------------
Accrued administrative services fees               12,297
---------------------------------------------------------
Accrued distribution fees                         281,530
---------------------------------------------------------
Accrued trustees' fees                              4,646
---------------------------------------------------------
Accrued transfer agent fees                        35,183
---------------------------------------------------------
Accrued operating expenses                         54,239
---------------------------------------------------------
    Total liabilities                           2,523,032
---------------------------------------------------------
Net assets applicable to shares outstanding  $458,487,245
=========================================================

NET ASSETS:

Class B                                      $451,675,621
=========================================================
Class C                                      $  6,811,624
=========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

  Class B                                      47,146,956
=========================================================
  Class C                                         711,988
=========================================================
Class B:
  Net asset value and offering price per
    share                                    $       9.58
=========================================================
Class C:
  Net asset value and offering price per
    share                                    $       9.57
=========================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Interest                                      $20,489,748
---------------------------------------------------------
Dividends                                         171,446
---------------------------------------------------------
Facility fees earned                              414,230
---------------------------------------------------------
    Total investment income                    21,075,424
---------------------------------------------------------

EXPENSES:

Advisory fees                                   2,425,254
---------------------------------------------------------
Administrative services fee                        51,252
---------------------------------------------------------
Custodian fees                                     27,715
---------------------------------------------------------
Distribution fees -- Class B                      282,639
---------------------------------------------------------
Distribution fees -- Class C                        3,708
---------------------------------------------------------
Interest                                           36,045
---------------------------------------------------------
Transfer agent fees                               187,887
---------------------------------------------------------
Trustees' fees                                      9,842
---------------------------------------------------------
Other                                             410,106
---------------------------------------------------------
    Total expenses                              3,434,448
---------------------------------------------------------
Less: Fees waived                                 (12,202)
---------------------------------------------------------
   Expenses paid indirectly                        (7,978)
---------------------------------------------------------
    Net expenses                                3,414,268
---------------------------------------------------------
Net investment income                          17,661,156
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES

Net realized gain (loss) from investment
  securities                                     (170,596)
---------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities      (4,490,545)
---------------------------------------------------------
Net gain (loss) from investment securities     (4,661,141)
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $13,000,015
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2000            1999
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 17,661,156    $ 25,575,310
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (170,596)       (515,356)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (4,490,545)     (5,999,961)
------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        13,000,015      19,059,993
------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class B                                                      (17,636,863)    (25,583,506)
------------------------------------------------------------------------------------------
  Class C                                                          (37,063)             --
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains --
  Class B                                                               --         (22,939)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class B                                                       16,818,389     157,995,609
------------------------------------------------------------------------------------------
  Class C                                                        6,820,044              --
------------------------------------------------------------------------------------------
    Net increase in net assets                                  18,964,522     151,449,157
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          439,522,723     288,073,566
------------------------------------------------------------------------------------------
  End of period                                               $458,487,245    $439,522,723
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $474,048,279    $450,409,846
------------------------------------------------------------------------------------------
  Undistributed net investment income                              140,323         153,093
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                    (698,382)       (527,786)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                 (15,002,975)    (10,512,430)
------------------------------------------------------------------------------------------
                                                              $458,487,245    $439,522,723
==========================================================================================

See Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the six months ended June 30, 2000
(Unaudited)

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations        $    13,000,015
-----------------------------------------------------------------------------

  ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS FROM
     OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES:

     Increase in receivables                                         (271,991)
-----------------------------------------------------------------------------
     Increase in payables                                             366,813
-----------------------------------------------------------------------------
     Net realized and unrealized gain on investments                4,661,141
-----------------------------------------------------------------------------
     Decrease in deferred facility fees                               (83,217)
-----------------------------------------------------------------------------
     Decrease in unamortized organizational costs                      21,061
-----------------------------------------------------------------------------
          Net cash provided by operating activities                17,693,822
-----------------------------------------------------------------------------

CASH USED FOR INVESTING ACTIVITIES:

  Proceeds from principal payments and sales of senior
     floating rate interests                                       83,148,956
-----------------------------------------------------------------------------
  Purchases of senior secured floating rate interests            (119,988,424)
-----------------------------------------------------------------------------
  Purchases of short-term investments                          (2,091,185,503)
-----------------------------------------------------------------------------
  Proceeds from sales and maturities of short-term
     investments                                                2,106,640,522
-----------------------------------------------------------------------------
          Net cash provided by (used in) investing
         activities                                               (21,384,449)
-----------------------------------------------------------------------------

CASH PROVIDED BY FINANCING ACTIVITIES:

  Proceeds from capital shares sold and reinvested                 74,224,169
-----------------------------------------------------------------------------
  Disbursements from capital shares repurchased                   (61,545,967)
-----------------------------------------------------------------------------
  Dividends paid to shareholders                                   (8,622,917)
-----------------------------------------------------------------------------
          Net cash provided by financing activities                 4,055,285
-----------------------------------------------------------------------------
Net increase in cash                                                  364,658
-----------------------------------------------------------------------------
Cash at beginning of period                                          (364,658)
-----------------------------------------------------------------------------
Cash at end of period                                         $            --
=============================================================================
Non-cash financing activities:
  Value of capital shares issued in reinvestment of
     dividends paid to shareholders                           $     9,138,688
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Floating Rate Fund, (the "Fund"), is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a continuously offered non-diversified, closed-end management investment company. At a Special Meeting of Shareholders on February 25, 2000, shareholders approved a restructuring of the Fund (the "Restructuring") effective April 3, 2000. The Restructuring included reorganizing the Fund from a Maryland Corporation to a Delaware business trust and eliminating the "master/feeder" investment structure. The Restructuring also allows the Fund to offer multiple classes of shares with different distribution plans and commits the Fund to making repurchase offers each quarter, thereby assuring shareholders of at least partial liquidity for their shares. The Fund currently offers two different classes of shares: Class B shares and Class C shares, both of which are sold with a contingent deferred sales charge. Class C shares commenced sales on April 3, 2000. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The Fund's investment objective is to provide as high a level of current income and preservation of capital as is consistent with investment in senior secured corporate loans and senior secured debt securities that meet credit standards established by the investment manager.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- The Fund invests primarily in senior secured corporate loans ("Corporate Loans") and senior secured debt securities ("Corporate Debt Securities") that meet credit standards established by INVESCO Senior Secured Management, Inc., (the "Sub-advisor"). When possible, A I M Advisors, Inc. ("AIM") or the Sub-advisor will rely on quotations provided by banks, dealers or pricing services with respect to Corporate Loans and Corporate Debt Securities. Whenever it is not possible to obtain such quotes, the Sub-advisor, subject to guidelines reviewed by the Fund's Board of Trustees, values the Corporate Loans and Corporate Debt Securities at fair value, which approximates market value. In valuing a Corporate Loan or Corporate Debt Security, the Sub-advisor considers, among other factors, (1) the credit worthiness of the U.S. or non-U.S. Company borrowing or issuing Corporate Debt Securities and any intermediate loan participants; (2) the current interest rate, period until next interest rate reset and maturity of the Corporate Loan or Corporate Debt Security; (3) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity; and (4) supply and demand in the market.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions -- It is the policy of the Fund to declare daily dividends from net investment income. Such distributions are paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds of fund share redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $525,269 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2007.
E. Intermediate Participants -- The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".
F. Securities Purchased on a When-Issued and Delayed Delivery Basis -- The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.
G. Deferred Organizational Expenses -- Expenses incurred by the Fund in connection with its organization aggregated $233,411. These expenses are being amortized on a straight-line basis over a five-year period.
H. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.95% of the Fund's average daily net assets. Under the terms of a master sub-advisory agreement between AIM and INVESCO Senior Secured Management, Inc. ("ISSM"), AIM pays ISSM 48% of the amount paid by the Fund to AIM. AIM has contractually agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, extraordinary items and increases in expenses due to offset arrangement, if any) to the annual rate of 1.50% and 1.75% of the average daily net assets of the Fund for Class B shares and Class C shares, respectively. During the six months ended June 30, 2000, AIM waived fees of $10,966.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2000, AIM was paid $51,252 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended June 30, 2000, AFS was paid $53,766 for such services.
  Effective April 3, 2000, the Trust entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class B shares and 0.75% of the average daily net assets of Class C shares. AIM Distributors has agreed to limit the Class C shares plan payments to 0.50%. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2000 for Class B shares and for the period April 3, 2000 (date sales commenced) through June 30, 2000 for Class C shares, the Class B and Class C shares paid AIM Distributors $282,639 and $2,472, respectively, as compensation under the Plans. During the period April 3, 2000 (date Class C shares sales commenced ) through June 30, 2000, AIM Distributors waived fees of $1,236 for Class C shares.
  AIM Distributors did not receive any commissions from sales of shares of the Fund during the six months ended June 30, 2000. During the six months ended June 30, 2000, AIM Distributors received $984,329 in early withdrawal sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2000, the Fund received reductions in custodian fees and in transfer agency fees from AFS (an affiliate of AIM) of $5,530 and $2,448, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $7,978.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-REPURCHASE OFFERS

The Fund is committed to conducting quarterly Repurchase Offers which are offers by the Fund to repurchase at least 5% and up to 25% of its shares. In each Repurchase Offer, the repurchase price will be the net asset value determined not more than 14 days following the repurchase request deadline and payment for all shares repurchased pursuant to these offers will be made not later than 7 days after the repurchase pricing date. Shares held less than four years and which are repurchased by the Fund pursuant to Repurchase Offers will be subject to an early withdrawal charge of up to 3% of the lesser of the then current net asset value or the original purchase price of the shares being tendered.

NOTE 6-UNFUNDED LOAN COMMITMENTS

As of June 30, 2000, the Fund had unfunded loan commitments of $4,006,720, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                               UNFUNDED
BORROWER                                                      COMMITMENTS
--------                                                      -----------
Genicom Corp.                                                 $  360,808
-------------------------------------------------------------------------
KSL Recreation Group, Inc.                                     3,629,386
-------------------------------------------------------------------------
RCPI Trust                                                       744,680
-------------------------------------------------------------------------
                                                              $4,734,874
=========================================================================

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Portfolio during the six months ended June 30, 2000 was $114,711,261 and $42,836,552, respectively.
The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities    $  1,760,732
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (16,763,707)
--------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment
  securities                                                  $(15,002,975)
==========================================================================
Investments have the same cost for tax and financial statement purposes.

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                                                                    JUNE 30, 2000               DECEMBER 31, 1999
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class B                                                      7,185,216    $ 69,262,826    19,808,989    $193,807,530
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                       709,141       6,792,799            --              --
----------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class B                                                        946,830       9,111,443     1,398,875      13,669,943
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                         2,847          27,245            --              --
----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class B                                                     (6,395,165)    (61,555,880)   (5,067,050)    (49,481,864)
----------------------------------------------------------------------------------------------------------------------
                                                               2,448,869    $ 23,638,433    16,140,814    $157,995,609
======================================================================================================================

* Class C shares commenced sales on April 3, 2000.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS B
                                                               -------------------------------------------
                                                                                     DECEMBER 31,
                                                               JUNE 30,     ------------------------------
                                                                 2000       1999(a)      1998       1997
                                                               --------     --------   --------   --------
Net asset value, beginning of period                           $   9.68     $   9.84   $  10.02   $  10.00
------------------------------------------------------------   --------     --------   --------   --------
Income from investment operations:
  Net investment income                                            0.38         0.69       0.68       0.46
------------------------------------------------------------   --------     --------   --------   --------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.10)       (0.16)     (0.18)      0.02
------------------------------------------------------------   --------     --------   --------   --------
    Total from investment operations                               0.28         0.53       0.50       0.48
------------------------------------------------------------   --------     --------   --------   --------
Less distributions:
  Dividends from net investment income                            (0.38)       (0.69)     (0.67)     (0.46)
------------------------------------------------------------   --------     --------   --------   --------
  Distributions from net realized gains                              --           --      (0.01)        --
------------------------------------------------------------   --------     --------   --------   --------
    Total distributions                                           (0.38)       (0.69)     (0.68)     (0.46)
------------------------------------------------------------   --------     --------   --------   --------
Net asset value, end of period                                 $   9.58     $   9.68   $   9.84   $  10.02
============================================================   ========     ========   ========   ========
Total return(b)                                                    2.90%        5.49%      5.25%      5.04%
============================================================   ========     ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $451,676     $439,523   $288,074   $161,697
============================================================   ========     ========   ========   ========
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                                 1.52%(c)     1.47%      1.51%      1.65%(d)
------------------------------------------------------------   --------     --------   --------   --------
  Without fee waivers                                              1.53%(c)     1.52%      1.64%      2.67%(d)
============================================================   ========     ========   ========   ========
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers                                                 1.50%(c)     1.47%      1.50%      1.50%(d)
------------------------------------------------------------   --------     --------   --------   --------
  Without fee waivers                                              1.51%(c)     1.52%      1.63%      2.52%(d)
============================================================   ========     ========   ========   ========
Ratio of net investment income to average net assets               7.84%(c)     7.02%      6.88%      7.26%(d)
============================================================   ========     ========   ========   ========
Ratio of interest expense to average net assets                    0.02%(c)      N/A       0.01%      0.15%(d)
============================================================   ========     ========   ========   ========
Portfolio turnover rate                                              19%          81%        75%       118%
============================================================   ========     ========   ========   ========

(a) Calculated using average shares outstanding.
(b) Does not include withdrawal charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $451,890,198.
(d) Annualized.

                                                                     CLASS C
                                                              ----------------------
                                                                  APRIL 3, 2000
                                                              (DATE SALES COMMENCED)
                                                                   TO JUNE 30,
                                                                       2000
                                                              ----------------------
Net asset value, beginning of period                                  $ 9.63
------------------------------------------------------------          ------
Income from investment operations:
  Net investment income                                                 0.20
------------------------------------------------------------          ------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (0.06)
------------------------------------------------------------          ------
    Total from investment operations                                    0.14
------------------------------------------------------------          ------
Less distributions from net investment income                          (0.20)
------------------------------------------------------------          ------
Net asset value, end of period                                        $ 9.57
============================================================          ======
Total return(a)                                                         1.40%
============================================================          ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $6,812
============================================================          ======
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                                      1.77%(b)
------------------------------------------------------------          ------
  Without fee waivers                                                   1.98%(b)
============================================================          ======
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers                                                      1.75%(b)
------------------------------------------------------------          ------
  Without fee waivers                                                   1.96%(b)
============================================================          ======
Ratio of net investment income to average net assets                    7.64%(b)
============================================================          ======
Ratio of interest expense to average net assets                         0.02%(b)
============================================================          ======
Portfolio turnover rate                                                   19%
============================================================          ======

(a) Does not include withdrawal charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $1,961,604.

                             AIM FLOATING RATE FUND

A Special Meeting of Shareholders of GT Global Floating Rate Fund, Inc. (d/b/a AIM Floating Rate Fund) (the "Fund"), a Maryland corporation reorganized as AIM Floating Rate Fund, a Delaware business trust, was held on February 25, 2000. The meeting was held for the following purposes:

(1) To approve an agreement and plan of conversion and liquidation for the Fund.

(2) To approve a distribution plan.

(3) To elect a Director.

(4) To ratify the selection of PricewaterhouseCoopers LLP as the Fund's independent public accountants.

The results of the proxy solicitation on the above matters were as follows:

                                                                                    VOTES     WITHHELD/
        MATTER                                                        VOTES FOR    AGAINST   ABSTENTIONS
        ------                                                        ----------   -------   -----------
(1)     To Approve an Agreement and Plan of Conversion and
        Liquidation for the Fund....................................  24,037,611   627,086   15,099,765*
(2)     To Approve a Distribution Plan..............................  24,178,788   592,149   14,993,525*
(3)     To Elect a Director.........................................  38,441,463       N/A    1,322,999
(4)     To Ratify the selection of PricewaterhouseCoopers LLP as the
        Fund's Independent Public Accountants.......................  37,925,309   343,593    1,495,560

---------------

*Includes Broker Non-Votes

BOARD OF DIRECTORS                                     OFFICERS                              OFFICE OF THE FUND
C. Derek Anderson                                      Robert H. Graham                      11 Greenway Plaza
Senior Managing Partner,                               Chairman and President                Suite 100
Plantagenet Capital Management, LLC                                                          Houston, TX 77046
(an investment partnership);                           Dana R. Sutton
Chief Executive Officer,                               Vice President and Treasurer          INVESTMENT MANAGER
Plantagenet Holdings, Ltd.
(an investment banking firm)                           Samuel D. Sirko                       A I M Advisors, Inc.
                                                       Vice President and Secretary          11 Greenway Plaza
Frank S. Bayley                                                                              Suite 100
Partner, law firm of                                   Melville B. Cox                       Houston, TX 77046
Baker & McKenzie                                       Vice President
                                                                                             SUB-ADVISOR
Robert H. Graham                                       Gary T. Crum
Director, President and Chief Executive Officer,       Vice President                        INVESCO Senior Secured Management, Inc.
A I M Management Group Inc.                                                                  1166 Avenue of the Americas
                                                       Carol F. Relihan                      New York, NY 11036
Ruth H. Quigley                                        Vice President
Private Investor                                                                             SUB-SUB-ADVISOR
                                                       Mary J. Benson
                                                       Assistant Vice President and          INVESCO (NY), Inc.
                                                       Assistant Treasurer                   1166 Avenue of the Americas
                                                                                             New York, NY 10036
                                                       Sheri Morris
                                                       Assistant Vice President and          TRANSFER AGENT
                                                       Assistant Treasurer
                                                                                             A I M Fund Services, Inc.
                                                       Nancy L. Martin                       P.O. Box 4739
                                                       Assistant Secretary                   Houston, TX 77210-4739

                                                       Ofelia M. Mayo                        CUSTODIAN
                                                       Assistant Secretary
                                                                                             State Street Bank and Trust Company
                                                       Kathleen J. Pflueger                  225 Franklin Street
                                                       Assistant Secretary                   Boston, MA 02110

                                                                                             COUNSEL TO THE FUND

                                                                                             Kirkpatrick & Lockhart LLP
                                                                                             1800 Massachusetts Avenue, N.W.
                                                                                             Washington, D.C. 20036-1800

                                                                                             COUNSEL TO THE DIRECTORS

                                                                                             Paul, Hastings, Janofsky & Walker LLP
                                                                                             Twenty Third Floor
                                                                                             555 South Flower Street
                                                                                             Los Angeles, CA 90071

                                                                                             DISTRIBUTOR

                                                                                             A I M Distributors, Inc.
                                                                                             11 Greenway Plaza
                                                                                             Suite 100
                                                                                             Houston, TX 77046

                THE AIM FAMILY OF FUNDS--Registered Trademark--

                                  EQUITY FUNDS

   DOMESTIC EQUITY FUNDS                     INTERNATIONAL/GLOBAL EQUITY FUNDS            A I M Management Group Inc. has provided
                                                                                          leadership in the mutual fund industry
     MORE AGGRESSIVE                                  MORE AGGRESSIVE                     since 1976 and managed approximately $176
                                                                                          billion in assets for more than 8 million
                                                                                          shareholders, including individual
 AIM Small Cap Opportunities(1)                  AIM Latin American Growth                investors, corporate clients and financial
 AIM Mid Cap Opportunities(2)                    AIM Developing Markets                   institutions, as of June 30, 2000.
 AIM Large Cap Opportunities                     AIM Asian Growth                             The AIM Family of Funds--Registered
 AIM Emerging Growth                             AIM Japan Growth                         Trademark-- is distributed nationwide, and
 AIM Small Cap Growth(3)                         AIM European Development                 AIM today is the eighth-largest mutual
 AIM Aggressive Growth                           AIM Euroland Growth(5)                   fund complex in the United States in
 AIM Mid Cap Growth                              AIM Global Aggressive Growth             assets under management, according to
 AIM Capital Development                         AIM International Equity                 Strategic Insight, an independent mutual
 AIM Constellation(4)                            AIM Advisor International Value          fund monitor.
 AIM Dent Demographic Trends                     AIM Global Trends(6)                         AIM is a subsidiary of AMVESCAP PLC,
 AIM Select Growth                               AIM Global Growth                        one of the world's largest independent
 AIM Large Cap Growth                                                                     financial services companies with $389
 AIM Weingarten                                      MORE CONSERVATIVE                    billion in assets under management as of
 AIM Mid Cap Equity                                                                       June 30, 2000.
 AIM Charter                                         SECTOR EQUITY FUNDS
 AIM Value
 AIM Blue Chip                                         MORE AGGRESSIVE
 AIM Basic Value
 AIM Large Cap Basic Value                       AIM Global Telecommunications and Technology
 AIM Balanced                                    AIM Global Resources
 AIM Advisor Flex                                AIM Global Financial Services
                                                 AIM Global Health Care
    MORE CONSERVATIVE                            AIM Global Consumer Products and Services
                                                 AIM Global Infrastructure
                                                 AIM Advisor Real Estate
                                                 AIM Global Utilities

                                                       MORE CONSERVATIVE



                               FIXED-INCOME FUNDS

TAXABLE FIXED-INCOME FUNDS                      TAX-FREE FIXED-INCOME FUNDS

    MORE AGGRESSIVE                                  MORE AGGRESSIVE

AIM Strategic Income                             AIM High Income Municipal
AIM High Yield II                                AIM Tax-Exempt Bond of Connecticut
AIM High Yield                                   AIM Municipal Bond
AIM Income                                       AIM Tax-Free Intermediate
AIM Global Income                                AIM Tax-Exempt Cash
AIM Floating Rate(7)
AIM Intermediate Government                          MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

    MORE CONSERVATIVE



The AIM Risk Spectrum illustrates equity and fixed-income funds from more aggressive to more conservative. When assessing the degree of risk, three factors were considered: the funds portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1) AIM Small Cap Opportunities Fund closed to new investors Nov. 4, 1999. (2) AIM Mid Cap Opportunities Fund closed to new investors March 21, 2000. (3) AIM Small Cap Growth Fund closed to new investors Nov. 8, 1999. (4) AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations Dec. 1, 1999.
(5) AIM Europe Growth Fund was renamed AIM Euroland Growth Fund Sept. 1, 1999.
(6) AIM Global Trends Fund was restructured to operate as a traditional mutual fund Aug. 27, 1999. Previously, the fund operated as a fund of funds. (7) AIM Floating Rate Fund was restructured to offer multiple share classes April 3, 2000. Existing shares were converted to Class B shares, and Class C shares commenced offering.
    FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus. If used as sales material after Oct. 20, 2000, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter end.

[DALBAR LOGO APPEARS HERE]                             [AIM LOGO APPEARS HERE]
                                                      --Registered Trademark--

                                                        INVEST WITH DISCIPLINE
                                                      --Registered Trademark--

A I M Distributors, Inc.                                             FLR-SAR-1